CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 2,323,101	$ 336,818	¥ 2,507,817	¥ 2,203,791
Cost of revenues (including share-based compensation expenses of RMB146, RMB101 and RMB33 for the years ended December 31, 2020, 2021 and 2022, respectively)		(348,150)	(50,477)	(376,189)	(387,272)
Gross profit		1,974,951	286,341	2,131,628	1,816,519
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB14,278, RMB-14 and RMB4,166 for the years ended December 31, 2020, 2021 and 2022, respectively)		(1,129,508)	(163,763)	(1,748,436)	(2,123,618)
Product development expenses		(42,834)	(6,210)	(61,325)	(66,528)
General and administrative expenses (including share-based compensation expenses of RMB15,324, RMB681 and RMB2,982 for the years ended December 31, 2020, 2021 and 2022, respectively)		(185,667)	(26,919)	(207,602)	(275,391)
Total operating expenses		(1,358,009)	(196,892)	(2,017,363)	(2,465,537)
(Loss)/income from operations		616,942	89,449	114,265	(649,018)
Interest income		16,248	2,356	16,175	25,809
Interest expense		(10,059)	(1,458)	(10,929)	(11,692)
Other income, net		24,527	3,556	39,156	203,210
Impairment loss on long-term investments		(500)	(72)	(5,000)	(882)
Gain on disposal of subsidiaries		1,390	202	43,967
(Loss)/income before income tax benefit/(expenses) and gain/(loss) from equity method investments		648,548	94,033	197,634	(432,573)
Income tax benefit/(expenses)		(11,992)	(1,739)	19,618	236
Gain/(loss) from equity method investments		6,453	936	(4,886)	1,349
Net (loss)/income		643,009	93,230	212,366	(430,988)
Less: Net loss attributable to non-controlling interest		(950)	(138)	(6,690)	(446)
Net (loss)/income attributable to Sunlands Technology Group		¥ 643,959	$ 93,368	¥ 219,056	¥ (430,542)
Net (loss)/income per share attributable to ordinary shareholders of Sunlands Technology Group:
Earnings Per Share, Basic | (per share)		¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)
Earnings Per Share, Diluted | (per share)		¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)
Weighted average shares used in calculating net (loss)/income per ordinary share:
Weighted average shares used in calculating net (loss)/income per ordinary share, Basic	[1]	6,840,079	6,840,079	6,727,552	6,754,134
Weighted average shares used in calculating net (loss)/income per ordinary share, Diluted	[1]	6,840,079	6,840,079	6,727,552	6,754,134

[1]	Effective August 31, 2021, the ratio of American Depositary Shares (“ADSs”) to Class A ordinary shares changed from each 25 ADSs representing one Class A ordinary share to each 2 ADSs representing one Class A ordinary share.